SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 13. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for events that occur after the balance sheet date but before consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after September 30, 2023, up to the date that the audited consolidated financial statements were available to be issued. During this period, there was no subsequent event that required recognition or disclosure.